Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension remeasurements:
Remeasurements of defined benefit plans, Gross	€ 388	€ 723	€ 613
Net change during the year, Gross	388	723	613
Remeasurements of defined benefit plans, Tax	90	58	269
Net change during the year, Tax	90	58	269
Remeasurements of defined benefit plans, Net	298	665	344
Net change during the year, Net	298	665	344
Translation differences
Exchange differences on translating foreign operations, Gross	443	(1,831)	265
Transfer to income statement, Gross	(42)	12	(14)
Net change during the year, Gross	401	(1,819)	251
Exchange differences on translating foreign operations, Tax	(1)	(1)
Net change during the year, Tax	(1)	(1)
Exchange differences on translating foreign operations, Net	444	(1,830)	265
Transfer to income statement, Net	(42)	12	(14)
Net change during the year, Net	402	(1,818)	251
Net change during the year, Net			251
Net investment hedging
Net investment hedging (losses)/gains, Gross	(79)	440	(103)
Transfer to income statement, Gross	6
Net change during the year, Gross	(73)	440	(103)
Net investment hedging (losses)/gains, Tax	(16)	88	(20)
Transfer to income statement, Tax	1
Net change during the year, Tax	(15)	88	(20)
Net investment hedging (losses)/gains, Net	(63)	352	(83)
Transfer to income statement, Net	5
Net change during the year, Net	(58)	352	(83)
Cash flow and other hedges
Net fair value (losses)/gains, Gross	(44)	129	(16)
Transfer to income statement, Gross	(9)	(94)	30
Net change during the year, Gross	(53)	35	14
Net fair value (losses)/gains, Tax	(8)	26	(3)
Transfer to income statement, Tax	(2)	(19)	5
Net change during the year, Tax	(10)	7	2
Net fair value (losses)/gains, Net	(36)	103	(13)
Transfer to income statement, Net	(7)	(75)	25
Net change during the year, Net	(43)	28	12
Financial instruments at fair value through other comprehensive income
Net fair value (losses)/gains, Gross	(144)	(33)	15
Transfer to income statement on impairment, Gross	33
Transfer to income statement on disposal, Gross	66
Net change during the year, Gross	(45)
Net fair value (losses)/gain, Tax	(28)
Transfer to income statement on impairment, Tax	8
Transfer to income statement on disposal, Tax	13
Net change during the year, Tax	7
Net fair value (losses)/gains, Net	(116)
Transfer to income statement on impairment, Net	25
Transfer to income statement on disposal, Net	53
Net change during the year, Net	(38)
Available-for-sale investments
Net fair value (losses)/gains, Gross		19	(9)
Transfer to income statement on impairment, Gross		14	25
Transfer to income statement on disposal, Gross		(121)	(91)
Net change during the year, Gross		(88)	(75)
Net fair value (losses)/gain, Tax		1	1
Transfer to income statement on impairment, Tax		1	4
Transfer to income statement on disposal, Tax		(4)	(7)
Net change during the year, Tax		(2)	(2)
Net fair value (losses)/gains, Net		18	(10)
Net fair value (losses)/gains - Fair value reserves	(116)
Transfer to income statement on impairment, Net		13	21
Transfer to income statement on disposal, Net		(117)	(84)
Net change during the year, Net		(86)	(73)
Other (decrease)/ increase, net, Gross	1	(1)	(6)
Other (decrease)/ increase, net, Net	1	(1)	(6)
Total, Gross	619	(710)	694
Total, Tax	(57)	(150)	(249)
Other comprehensive income/(loss), net of tax	€ 562	€ (860)	€ 445